Scudder 21st Century Growth Fund                             Scudder International Select Equity Fund
Scudder Aggressive Growth Fund                               Scudder Japanese Equity Fund
Scudder Blue Chip Fund                                       Scudder Large Cap Value Fund
Scudder California Tax-Free Income Fund                      Scudder Large Company Growth Fund
Scudder Capital Growth Fund                                  Scudder Large Company Value Fund
Scudder-Dreman Financial Services Fund                       Scudder Latin America Fund
Scudder-Dreman High Return Equity Fund                       Scudder Managed Municipal Bond Fund
Scudder-Dreman Small Cap Value Fund                          Scudder Massachusetts Tax-Free Fund
Scudder Dynamic Growth Fund                                  Scudder Micro Cap Fund
Scudder Emerging Markets Growth Fund                         Scudder Mid Cap Fund
Scudder Emerging Markets Income Fund                         Scudder New Europe Fund
Scudder European Equity Fund                                 Scudder New York Tax-Free Income Fund
Scudder Fixed Income Fund                                    Scudder Pacific Opportunities Fund
Scudder Flag InvestorsCommunications Fund                    Scudder Pathway Series -- Conservative Portfolio
Scudder Flag Investors Equity Partners Fund                  Scudder Pathway Series -- Growth Portfolio
Scudder Flag Investors Value Builder Fund                    Scudder Pathway Series -- Moderate Portfolio
Scudder Florida Tax-Free Income Fund                         Scudder PreservationPlus Income Fund
Scudder Focus Value + Growth Fund                            Scudder RREEF Real Estate Securities Fund
Scudder Global Fund                                          Scudder S&P 500 Stock Fund
Scudder Global Biotechnology Fund                            Scudder Select 500 Fund
Scudder Global Bond Fund                                     Scudder Short Duration Fund
Scudder Global Discovery Fund                                Scudder Short-Term Bond Fund
Scudder Gold and Precious Metals Fund                        Scudder Short-Term Municipal Bond Fund
Scudder Greater Europe Growth Fund                           Scudder Small Cap Growth Fund
Scudder Growth Fund                                          Scudder Small Company Stock Fund
Scudder Growth and Income Fund                               Scudder Small Company Value Fund
Scudder Health Care Fund                                     Scudder Strategic Income Fund
Scudder High Income Fund                                     Scudder Tax Advantaged Dividend Fund
Scudder High Income Opportunity Fund                         Scudder Technology Fund
Scudder High Yield Tax-Free Fund                             Scudder Technology Innovation Fund
Scudder Income Fund                                          Scudder Total Return Fund
Scudder Intermediate Tax/AMT Free Fund                       Scudder U.S. Government Securities Fund
Scudder International Fund
Scudder International Equity Fund


Supplement to the currently effective Statements of Additional Information of the above listed Funds:

The following replaces the two paragraphs in each Fund's Statement of Additional Information under "Purchase and Redemption of Shares -- Multi-Class Suitability" on the effective dates provided below:

--------------------------------------------------------------------------------

A. Effective July 1, 2004:

SDI has established the following procedures regarding the purchase of Class A, Class B and Class C shares. Orders to purchase Class B shares of $100,000 or more and orders to purchase Class C shares of $500,000 or more will be declined with the exception of orders received from financial representatives acting for clients whose shares are held in an omnibus account and employer-sponsored employee benefit plans using the subaccount record keeping system ("System") maintained for Scudder-branded plans under an alliance with SDI and its affiliates ("Scudder Flex Plans" and "Scudder Choice Plans").

The following provisions apply to Scudder Flex Plans and Scudder Choice Plans.

      a. Class B Share Scudder Flex Plans. Class B shares have not been sold to Scudder Flex Plans that were established on the System after October 1, 2003. Orders to purchase Class B shares for a Scudder Flex Plan established on the System prior to October 1, 2003 that has regularly been purchasing Class B shares will be invested instead in Class A shares at net asset value when the combined subaccount value in Scudder Funds or other eligible assets held by the plan is $100,000 or more. This provision will be imposed for the first purchase after eligible plan assets reach the $100,000 threshold. A later decline in assets below the $100,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.

      b. Class C Share Scudder Flex Plans. Orders to purchase Class C shares for a Scudder Flex Plan, regardless of when such plan was established on the System, will be invested instead in Class A shares at net asset value when the combined subaccount value in Scudder Funds or other eligible assets held by the plan is $1,000,000 or more. This provision will be imposed for the first purchase after eligible plan assets reach the $1,000,000 threshold. A later decline in assets below the $1,000,000 threshold will not affect the plan's ability to continue to purchase Class A shares at net asset value.

      c. Class C Share Scudder Choice Plans. Orders to purchase Class C shares for a Scudder Choice Plan that has been regularly purchasing Class C shares will be invested instead in Class A shares at net asset value when the combined subaccount value in Scudder Funds or other eligible assets held by the plan is $1,000,000 or more. This provision will be imposed for purchases made beginning in the month after eligible plan assets reach the $1,000,000 threshold. In addition, as a condition to being permitted to use the Choice Plan platform, plans must agree that, within one month after eligible plan assets reach the $1,000,000 threshold, all existing Class C shares held in the plan will be automatically converted to Class A shares.

The procedures described in (a), (b) and (c) above do not reflect in any way the suitability of a particular class of shares for a particular investor and should not be relied upon as such. A suitability determination must be made by investors with the assistance of their financial representative.



















October 1, 2004